Shareholder Report, Line Graph (Details) - USD ($)														12 Months Ended
	Aug. 31, 2024	Apr. 08, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Jan. 02, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	$ 13,179		$ 12,040	$ 12,004	$ 13,487		$ 12,908	$ 12,547		$ 11,534	$ 11,307	$ 10,748	$ 10,000	$ 13,576
Class A
Account Value [Line Items]
Line Graph and Table Measure Name														Class A (with sales charge)
Accumulated Value	10,917		9,998	9,993	11,261		10,799	10,525	$ 9,775					$ 11,216
Class C
Account Value [Line Items]
Line Graph and Table Measure Name														Class C
Accumulated Value	10,698		9,877	9,942	11,287		10,907	10,710	10,000					$ 10,910
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	12,848		11,773	11,670	13,106		12,562	12,187		11,048	10,997	10,943	10,000	$ 12,676
Class A
Account Value [Line Items]
Line Graph and Table Measure Name														Class A (with sales charge)
Accumulated Value	12,284		11,286	11,216	12,627		12,130	11,796		10,721	10,694	10,669	9,773	$ 12,092
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	11,002		9,694	9,401	10,406	$ 10,000								$ 11,625
Performance Trust Short Term Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name														Performance Trust Short Term Bond ETF NAV
Accumulated Value	10,313	$ 10,000												$ 10,895
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,585		10,797	10,928	12,350		12,360	11,609		10,537	10,649	10,597	10,000	$ 11,949
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,874		10,135	10,257	11,592		11,602	10,896	10,000					$ 11,215
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,874		10,135	10,257	11,592		11,602	10,896	$ 10,000					$ 11,215
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value	12,396		11,684	11,488	12,574		12,161	11,780		10,835	10,782	10,688	10,000	$ 12,405
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value	12,396		11,684	11,488	12,574		$ 12,161	$ 11,780		$ 10,835	$ 10,782	$ 10,688	$ 10,000	$ 12,405
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,316		$ 8,682	$ 8,787	$ 9,931	$ 10,000								$ 9,608
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,508	10,000												$ 10,838
Bloomberg U.S. Aggregate 1-3 Year Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate 1-3 Year Index (USD)
Accumulated Value	$ 10,326	$ 10,000												$ 10,807